Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted weighted average common stock outstanding	10,608,178	28,750,000	21,440,108	28,750,000	1,822,183	28,750,000
Diluted net income (loss) per common stock	$ 0.00	$ 0.02	$ 0.04	$ 0.01	$ (0.07)	$ 0.06
Class B Common Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted weighted average common stock outstanding	7,187,500	7,187,500	7,187,500	7,187,500	6,309,419	7,187,500
Diluted net income (loss) per common stock	$ 0.00	$ 0.02	$ 0.04	$ 0.01	$ (0.07)	$ 0.06